DREYFUS CASH MANAGEMENT


                                                  April 4, 1997


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attn:  FILINGS - RULE 497(j)

RE:  Dreyfus Cash Management
     Registration Statement File No. 2-94930
     CIK No. 000759667

Dear Sir or Madam:

     Pursuant to Rule 497(j)under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 22 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 26, 1997.

                                                  Very truly yours,




                                                  Elizabeth Keeley
                                                  Assistant Secretary
cc:  Ernst & Young
     Stroock & Stroock & Lavan